Credit facilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Credit Risk [Abstract]
Schedule of credit facilities
	December 31, 2020	December 31, 2019
Credit Facility - Other
Funds drawn	37,644	47,248
Credit Facility - Liquid
Funds drawn	—	29,255
Interest payable	—	191
Unamortized deferred financing cost	—	(222)
	—	29,224
	37,644	76,472